Earnings/(loss) per Share (Schedule of earnings per share, basic and diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income/(loss)	$ 119,063	$ 57,394	$ (134,197)
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributable to common stockholders	$ 113,294	$ 51,625	$ (139,966)
Weighted average number of common shares, basic	80,061,040	81,121,781	86,143,556
Incremental shares	3,257,861	3,735,059
Weighted average number of common shares, diluted	83,318,901	84,856,840	86,143,556
Earnings/(loss) per share, basic	$ 1.42	$ 0.64	$ (1.62)
Earnings/(loss) per share, diluted	$ 1.36	$ 0.61	$ (1.62)